UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      351,855
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     4861   292634 SH       SOLE                 292634      0    0
Aegean Marine Petroleum Inc    COM            y0017s102     8063  1137227 SH       SOLE                1137227      0    0
Aircastle Ltd                  COM            g0129k104     9432   741503 SH       SOLE                 741503      0    0
Allied World Assurance Ltd     COM            h01531104    10214   177384 SH       SOLE                 177384      0    0
AmeriServ Financial Inc        COM            03074a102     1707   875483 SH       SOLE                 875483      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     9704   326526 SH       SOLE                 326526      0    0
Brown Shoe Company             COM            115736100    11002  1033008 SH       SOLE                1033008      0    0
Bunge Ltd                      COM            g16962105     8652   125476 SH       SOLE                 125476      0    0
CNA Financial Corp             COM            126117100    11336   390237 SH       SOLE                 390237      0    0
Canadian Solar Inc             COM            136635109    10108   878950 SH       SOLE                 878950      0    0
Celestica Inc                  COM            15101q108     5871   670255 SH       SOLE                 670255      0    0
Charming Shoppes Inc           COM            161133103    12331  2964242 SH       SOLE                2964242      0    0
Chiquita Brands Intl Inc       COM            170032809    10814   830549 SH       SOLE                 830549      0    0
Dean Foods Company             COM            242370104     9338   761062 SH       SOLE                 761062      0    0
Dole Food Company Inc          COM            256603101    11514   851657 SH       SOLE                 851657      0    0
Flexsteel Industries Inc       COM            339382103     4675   319798 SH       SOLE                 319798      0    0
Furniture Brands Intl Inc      COM            360921100     7857  1897887 SH       SOLE                1897887      0    0
GameStop Corp                  COM            36467w109    10252   384390 SH       SOLE                 384390      0    0
Genco Shipping & Trading Ltd   COM            y2685t107    10760  1430860 SH       SOLE                1430860      0    0
General Cable Corporation      COM            369300108     7928   186192 SH       SOLE                 186192      0    0
Global Industries Ltd          COM            379336100     6468  1180243 SH       SOLE                1180243      0    0
Goodyear Tire & Rubber Co      COM            382550101    12354   736673 SH       SOLE                 736673      0    0
Group 1 Automotive Inc         COM            398905109    12763   309921 SH       SOLE                 309921      0    0
Hawaiian Holdings Inc          COM            419879101     5073   889957 SH       SOLE                 889957      0    0
Ingram Micro Inc               COM            457153104     8910   491162 SH       SOLE                 491162      0    0
Jones Group Inc                COM            48020t101    10778   993335 SH       SOLE                 993335      0    0
Navistar Intl Corp             COM            6.39E+112    12135   214924 SH       SOLE                 214924      0    0
OfficeMax Incorporated         COM            67622p101    10447  1330775 SH       SOLE                1330775      0    0
Overseas Shipholding Group Inc COM            690368105     4447   165053 SH       SOLE                 165053      0    0
PHH Corporation                COM            693320202     8687   423320 SH       SOLE                 423320      0    0
PolyOne Corporation            COM            73179p106    11425   738513 SH       SOLE                 738513      0    0
RadioShack Corporation         COM            750438103     8735   656260 SH       SOLE                 656260      0    0
SUPERVALU INC                  COM            868536103    10192  1083071 SH       SOLE                1083071      0    0
Sanmina-SCI Corp               COM            800907206    10227   990041 SH       SOLE                 990041      0    0
Sonic Automotive Inc           COM            83545g102     9904   676074 SH       SOLE                 676074      0    0
Star Bulk Carriers Corp        COM            y8162k105     5202  2513168 SH       SOLE                2513168      0    0
Stewart Information Services C COM            860372101     8315   829028 SH       SOLE                 829028      0    0
Tesoro Corporation             COM            881609101     9268   404523 SH       SOLE                 404523      0    0
Valero Energy Corp             COM            91913y100     8282   323894 SH       SOLE                 323894      0    0
Virco Mfg Corp                 COM            927651109     1824   651519 SH       SOLE                 651519      0    0